Stockholders' Equity Matters	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Matters
Stockholders' Equity Matters

13. Stockholders' Equity Matters

        Our board of directors has authorized up to $1,200,000 in repurchases of our common stock. All repurchases are subject to stock price, market conditions, corporate and legal requirements and other factors. As of December 31, 2013, we had a remaining amount available for repurchase under our share repurchase program of $66,035, which represents approximately 1% in the aggregate of our outstanding common stock based on the closing stock price on such date.

        In February 2010, our board of directors adopted a dividend policy under which we have paid, and in the future intend to pay, quarterly cash dividends on our common stock. Declaration and payment of future quarterly dividends is at the discretion of our board of directors. We may pay certain distributions in the form of cash and common stock if we are successful in converting to a REIT. In 2012 and 2013, our board of directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date
March 8, 2012	$0.2500	March 23, 2012	$42,791	April 13, 2012
June 5, 2012	0.2700	June 22, 2012	46,336	July 13, 2012
September 6, 2012	0.2700	September 25, 2012	46,473	October 15, 2012
October 11, 2012	4.0600	October 22, 2012	700,000	November 21, 2012
December 14, 2012	0.2700	December 26, 2012	51,296	January 17, 2013
March 14, 2013	0.2700	March 25, 2013	51,460	April 15, 2013
June 6, 2013	0.2700	June 25, 2013	51,597	July 15, 2013
September 11, 2013	0.2700	September 25, 2013	51,625	October 15, 2013
December 16, 2013	0.2700	December 27, 2013	51,683	January 15, 2014

        In December 2013, our board of directors approved, and we entered into, a REIT Protection Rights Agreement (the "Rights Agreement") which provides for a dividend of one preferred stock purchase right (a "Right") for each share of our common stock outstanding on December 20, 2013. Each Right entitles the holder to purchase from us one one-thousandth of a share of our Series A Junior Participating Preferred Stock for a purchase price of $114.00, subject to adjustment as provided in the Rights Agreement and our Amended Certificate of Designations for our Series A Junior Participating Preferred Stock, each of which was filed with the SEC on December 9, 2013, on a Current Report on Form 8-K. We anticipate that we will seek stockholder approval to impose ownership limitations in our charter documents, as is customary for REITs, if we are ultimately successful in converting to a REIT. The Rights Agreement is intended to help protect our potential status as a REIT under the Code until the approval of those ownership limitations by our stockholders, or, if earlier, until the Rights expire, which will be no later than December 9, 2014.

        On October 11, 2012, we announced the declaration by our board of directors of a special dividend of $700,000 (the "Special Dividend"), payable, at the election of the stockholders, in either common stock or cash to stockholders of record as of October 22, 2012 (the "Record Date"). The Special Dividend, which is a distribution to stockholders of a portion of our accumulated earnings and profits, was paid in a combination of common stock and cash. The Special Dividend was paid on November 21, 2012 (the "Distribution Date") to stockholders as of the Record Date. Stockholders elected to be paid their pro rata portion of the Special Dividend in all common stock or cash. The total amount of cash paid to all stockholders associated with the Special Dividend was approximately $140,000 (including cash paid in lieu of fractional shares). Our shares of common stock were valued for purposes of the Special Dividend based upon the average closing price on the three trading days following November 14, 2012, or $32.87 per share, and as such, the number of shares of common stock we issued in the Special Dividend was approximately 17,000,000 and the total amount of common stock paid to all stockholders associated with the Special Dividend was approximately $560,000. These shares impact weighted average shares outstanding from the date of issuance, thus impacting our earnings per share data prospectively from the Distribution Date.